SPARTAN(registered trademark)

(REGISTERED TRADEMARK)

CALIFORNIA MUNICIPAL INCOME
FUND
(FORMERLY FIDELITY CALIFORNIA MUNICIPAL INCOME FUND)


SEMIANNUAL REPORT
AUGUST 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE            4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK              7    THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES     10   A SUMMARY OF THE MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS            11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS   30   STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                  34   NOTES TO THE FINANCIAL STATEMENTS.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
The short-term volatility that hit the stock and bond markets in the spring re-emerged in August, and many equity and fixed-income securities retreated from their 1997 highs. Still, the Standard & Poor's 500 Index was up roughly 23% year-to-date through August 31, more than twice its historical annual average. The bond markets have posted moderate returns through the first eight months of the year, primarily influenced by positive news on the inflation front.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total return and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1997             PAST 6   PAST 1   PAST 5   PAST 10
                                          MONTHS   YEAR     YEARS    YEARS

SPARTAN CALIFORNIA MUNICIPAL INCOME       4.21%    10.05%   39.45%   112.88%

LEHMAN BROTHERS CALIFORNIA MUNICIPAL      4.19%    9.73%    N/A      N/A
 BOND INDEX

CALIFORNIA MUNICIPAL DEBT FUNDS AVERAGE   4.06%    8.98%    37.36%   109.68%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers California Municipal Bond Index - a total return performance benchmark for California investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the California municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services Inc. The past six months average represents a peer group of 108 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1997                   PAST 1   PAST 5   PAST 10
                                                YEAR     YEARS    YEARS

SPARTAN CALIFORNIA MUNICIPAL INCOME             10.05%   6.88%    7.85%

LEHMAN BROTHERS CALIFORNIA MUNICIPAL            9.73%    N/A      N/A
 BOND INDEX

CALIFORNIA MUNICIPAL DEBT FUNDS AVERAGE         8.98%    6.54%    7.67%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970911 143542 S00000000000001
             Spartan CA: Muni Income     LB Municipal Bond
             00091                       LB015
  1987/08/31      10000.00                    10000.00
  1987/09/30       9460.55                     9631.30
  1987/10/31       9548.50                     9665.39
  1987/11/30       9774.95                     9917.76
  1987/12/31       9965.85                    10061.66
  1988/01/31      10441.30                    10420.06
  1988/02/29      10575.57                    10530.20
  1988/03/31      10234.13                    10408.05
  1988/04/30      10275.53                    10487.15
  1988/05/31      10317.51                    10456.84
  1988/06/30      10484.75                    10609.83
  1988/07/31      10546.33                    10679.00
  1988/08/31      10589.03                    10688.40
  1988/09/30      10819.57                    10881.86
  1988/10/31      11071.47                    11073.38
  1988/11/30      10944.44                    10971.95
  1988/12/31      11139.35                    11084.19
  1989/01/31      11294.32                    11313.41
  1989/02/28      11185.59                    11184.33
  1989/03/31      11169.17                    11157.60
  1989/04/30      11493.23                    11422.48
  1989/05/31      11736.69                    11659.72
  1989/06/30      11886.18                    11818.06
  1989/07/31      11993.88                    11978.91
  1989/08/31      11848.08                    11861.63
  1989/09/30      11863.35                    11826.29
  1989/10/31      11981.51                    11970.92
  1989/11/30      12167.80                    12180.41
  1989/12/31      12216.74                    12280.05
  1990/01/31      12131.30                    12221.96
  1990/02/28      12286.35                    12330.74
  1990/03/31      12313.53                    12334.44
  1990/04/30      12137.99                    12245.14
  1990/05/31      12429.72                    12512.45
  1990/06/30      12543.98                    12622.43
  1990/07/31      12737.81                    12807.98
  1990/08/31      12561.50                    12622.01
  1990/09/30      12611.35                    12629.21
  1990/10/31      12774.32                    12858.30
  1990/11/30      13017.55                    13116.88
  1990/12/31      13066.81                    13173.94
  1991/01/31      13185.45                    13350.73
  1991/02/28      13234.13                    13466.88
  1991/03/31      13248.63                    13471.73
  1991/04/30      13404.86                    13650.91
  1991/05/31      13538.03                    13772.26
  1991/06/30      13541.05                    13758.63
  1991/07/31      13711.74                    13926.21
  1991/08/31      13834.59                    14109.62
  1991/09/30      13982.88                    14293.32
  1991/10/31      14155.55                    14421.96
  1991/11/30      14157.66                    14462.20
  1991/12/31      14394.22                    14772.56
  1992/01/31      14471.75                    14806.24
  1992/02/29      14496.44                    14810.98
  1992/03/31      14488.54                    14816.46
  1992/04/30      14603.21                    14948.32
  1992/05/31      14784.96                    15124.27
  1992/06/30      15015.72                    15378.05
  1992/07/31      15480.75                    15839.09
  1992/08/31      15266.06                    15684.65
  1992/09/30      15343.95                    15787.23
  1992/10/31      15059.54                    15632.04
  1992/11/30      15410.82                    15912.01
  1992/12/31      15648.56                    16074.48
  1993/01/31      15835.36                    16261.42
  1993/02/28      16559.47                    16849.60
  1993/03/31      16363.09                    16671.50
  1993/04/30      16509.87                    16839.71
  1993/05/31      16605.97                    16934.35
  1993/06/30      16873.59                    17216.99
  1993/07/31      16873.57                    17239.54
  1993/08/31      17285.03                    17598.47
  1993/09/30      17503.58                    17798.91
  1993/10/31      17533.46                    17833.27
  1993/11/30      17352.43                    17676.15
  1993/12/31      17750.68                    18049.30
  1994/01/31      17951.59                    18255.42
  1994/02/28      17455.61                    17782.61
  1994/03/31      16562.97                    17058.50
  1994/04/30      16632.54                    17203.15
  1994/05/31      16747.06                    17352.31
  1994/06/30      16575.91                    17246.28
  1994/07/31      16913.74                    17562.41
  1994/08/31      16971.97                    17623.17
  1994/09/30      16711.56                    17364.47
  1994/10/31      16301.57                    17056.07
  1994/11/30      15901.19                    16747.70
  1994/12/31      16174.12                    17116.32
  1995/01/31      16753.70                    17605.50
  1995/02/28      17296.57                    18117.47
  1995/03/31      17474.22                    18325.64
  1995/04/30      17477.54                    18347.26
  1995/05/31      18064.21                    18932.72
  1995/06/30      17829.82                    18768.01
  1995/07/31      17992.86                    18945.93
  1995/08/31      18203.29                    19186.16
  1995/09/30      18365.35                    19307.61
  1995/10/31      18674.51                    19588.34
  1995/11/30      19045.92                    19913.31
  1995/12/31      19275.24                    20104.68
  1996/01/31      19392.57                    20256.47
  1996/02/29      19242.88                    20119.74
  1996/03/31      18949.05                    19862.61
  1996/04/30      18887.05                    19806.40
  1996/05/31      18873.53                    19798.48
  1996/06/30      19123.32                    20014.08
  1996/07/31      19309.80                    20196.21
  1996/08/31      19344.59                    20191.36
  1996/09/30      19612.36                    20474.04
  1996/10/31      19868.36                    20705.60
  1996/11/30      20292.37                    21084.52
  1996/12/31      20191.81                    20995.96
  1997/01/31      20227.97                    21035.64
  1997/02/28      20427.48                    21228.75
  1997/03/31      20134.98                    20945.77
  1997/04/30      20307.73                    21121.09
  1997/05/31      20640.54                    21438.75
  1997/06/30      20866.42                    21667.07
  1997/07/31      21552.45                    22267.25
  1997/08/29      21287.87                    22058.61
IMATRL PRASUN   SHR__CHT 19970831 19970911 143545 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan California Municipal Income Fund on August 31, 1987. As the chart shows, by August 31, 1997, the value of the investment would have grown to $21,288 - a 112.88% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - which reflects the performance of the investment-grade municipal bond market - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,059 - a 120.59% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN,
YOU MIGHT LOSE MONEY. BUT IF
YOU CAN RIDE OUT THE MARKET'S
UPS AND DOWNS, YOU MAY HAVE
A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

      SIX MONTHS    YEAR ENDED     YEAR ENDED     YEARS ENDED FEBRUARY 28,
      ENDED         FEBRUARY 28,   FEBRUARY 29,
      AUGUST 31,

      1997          1997           1996           1995                       1994   1993


DIVIDEND RETURNS       2.60%   5.37%   5.86%    5.96%    5.82%    6.89%

CAPITAL APPRECIATION   1.61%   0.79%    5.39%   -6.87%   -0.41%    7.34%
 RETURNS

TOTAL RETURNS          4.21%   6.16%   11.25%   -0.91%   5.41%    14.23%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund, if any, are reinvested. DIVIDENDS AND YIELD

PERIODS ENDED AUGUST 31, 1997            PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      5.02(CENTS)   30.01(CENTS)   59.73(CENTS)

ANNUALIZED DIVIDEND RATE                 4.91%         5.03%          5.07%

30-DAY ANNUALIZED YIELD                  4.55%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   7.84%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.05 over the past one month, $11.83 over the past six months and $11.77 over the past one year, you can compare the fund's income over these three periods. Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.95% combined effective 1997 federal and state tax bracket but does not reflect the payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jonathan Short, Portfolio Manager of Spartan California Municipal Income Fund
Q. HOW DID THE FUND PERFORM, JON?
A. Fairly well. For the six-month period that ended August 31, 1997, the fund had a total return of 4.21%. To get a sense of how the fund did relative to its competitors, the California municipal debt funds average returned 4.06% for the same six-month period, as tracked by Lipper Analytical Services, and the Lehman Brothers California Municipal Bond Index returned 4.19%. For the 12-month period that ended August 31, 1997, the fund had a total return of 10.05%, outpacing the California municipal debt funds average's return of 8.98% and the Lehman Brothers California Municipal Bond Index, which returned 9.73%.
Q. THE BOND MARKET BECAME LESS SKITTISH DURING THE PAST SIX MONTHS. WHAT ACCOUNTED FOR THE MARKET'S CHANGING SENTIMENT?
A. As the period wore on, market participants began to worry less about inflation. Bond investors, of course, dislike even the threat of inflation because it can eat away at the fixed-income payments their bonds generate. Early in the period, investors were worried that the economy was growing at too quick a pace - and much faster than anticipated. As a result, investors sent bond yields higher and bond prices lower. While there weren't any tangible signs that inflation was on the upswing, there were concerns that the Federal Reserve Board would raise interest rates as an anti-inflationary measure sometime down the road. But late in the spring, bond investors became more optimistic on evidence that the economy was growing at a moderate, non-inflationary pace. In July, the market was further cheered by Fed Chairman Alan Greenspan, who testified before Congress that inflation didn't appear to be a problem, implying that further interest rate hikes didn't appear to be on the horizon. Further evidence of low inflation helped the bond market rally continue through August.
Q. WHAT HELPED THE FUND OUTPACE ITS BENCHMARK AND ITS PEERS DURING THE PAST SIX MONTHS?
A. It's difficult to know for certain - at least when it comes to the peer group - but I think it comes down to several factors. First, the fund had a relatively heavy stake - compared to the index and its peers - in bonds rated Baa by Moody's Investors Service. During the period, these lower-investment-grade bonds did better than higher-rated bonds and made a positive contribution to the fund's performance.
Q. AND THE OTHER FACTORS THAT MADE A POSITIVE CONTRIBUTION TO
PERFORMANCE?
A. I continued to emphasize non-callable bonds, which performed well during the period. Non-callable bonds can't be redeemed by their issuer before maturity. Issuers often are prompted to refinance their older, more expensive debt if current rates are lower than they're paying on existing bonds. The prices of many of the fund's non-callable holdings rose during the past six months as investors increasingly sought out bonds with call protection. Finally, some specific holdings contributed to the fund's better-than-average performance. For example, the prices of bonds issued by Desert Hospital rose when it was taken over by Tenet Health Care.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. During the past six months there weren't any specific holdings that were disappointments. However, the fund had a relatively light weighting in bonds with maturities of 20 years or more. Those very long-maturity bonds generally performed better than intermediate-term bonds with maturities of between five and 20 years, which the fund heavily emphasizes. I chose to focus on intermediate maturity bonds because the yield curve - which is a graphical representation of the yield of bonds by ascending maturity dates - was flat. By that I mean that up to about a 20-year maturity, an investor would be paid an appropriate amount of additional income for each additional year of maturity. It is this additional income that compensates the investor for the additional risk taken on by investing in the longer maturity part of the market. But for bonds with maturities of 20 years or longer, the extra income for each successive year to maturity was not, in my opinion, attractive enough for the level of risk inherent in these bonds.
Q. WHAT FACTORS DO YOU THINK WILL SHAPE THE MUNICIPAL MARKET OVER THE NEXT SIX MONTHS?
A. It's quite likely that the bond markets - municipal and taxable alike - will stay very focused on economic reports. As we've seen over the past year, the markets have been quite reactive to news about the economy's strength, pushing bond prices up when economic growth appeared moderate and sending them lower when growth appeared strong. I expect we'll see similar reactions from the bond market until economic growth trends become more defined and sustainable. As far as the municipal market goes, there are some technical factors that I view as positives. The supply of municipals has dwindled over the past years, although lower interest rates have prompted some municipal issuers to issue new debt. While that has caused an increase in the supply of municipals available, it was easily absorbed by the market. Furthermore, I view the increase in supply as temporary.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JON SHORT ON CALIFORNIA'S
ECONOMY, FISCAL SITUATION AND
CREDIT RATING:
"The continued strength of
California's economy has been
somewhat surprising. Not only has
the state's employment growth
showed remarkable strength -
particularly in the technology,
trade-related and entertainment
industries - but the housing
market looks much healthier than
it did a couple of years earlier.
Even areas in Southern California,
which had lagged the northern
part of the state throughout much
of this decade, have finally shown
signs that they are on the mend.
The state's strong economy has
translated into a better fiscal
environment. State revenues - in
the form of taxes and other fees
- came in ahead of budget. As a
result of the state's improved fiscal
situation, I believe that the
municipal bond credit rating
agencies will take a hard look at
the state's current credit rating
and perhaps even upgrade it. If a
credit rating upgrade occurs, it
would likely be viewed as a
positive by municipal investors."
FUND FACTS
GOAL: high current tax-free
income for California residents
FUND NUMBER: 091
TRADING SYMBOL: FCTFX
START DATE: July 7, 1984
SIZE: as of August 31, 1997,
more than $1.1 billion
MANAGER: Jonathan Short,
since 1995; manager, various
Fidelity and Spartan municipal
income; joined Fidelity in 1990
(checkmark)
INVESTMENT CHANGES


TOP FIVE SECTORS AS OF AUGUST 31, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE SECTORS
                                    6 MONTHS AGO

GENERAL OBLIGATION   26.2           30.3

ELECTRIC REVENUE     13.5           15.0

WATER & SEWER        13.2           9.6

SPECIAL TAX          10.8           10.8

LEASE REVENUE        9.6            8.5

AVERAGE YEARS TO MATURITY AS OF AUGUST 31, 1997
               6 MONTHS AGO

YEARS   14.2   14.6

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF AUGUST 31, 1997
              6 MONTHS AGO

YEARS   7.3   7.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF AUGUST 31, 1997 AS OF FEBRUARY 28, 1997
AAA 51.2%
AA, A 33.0%
BAA 11.2%
NON-RATED 1.7%
SHORT-TERM
INVESTMENTS 2.9%
AAA 38.9%
AA, A 42.3%
BAA 12.3%
NON-RATED 3.9%
SHORT-TERM
INVESTMENTS 2.6%
ROW: 1, COL: 1, VALUE: 2.9
ROW: 1, COL: 2, VALUE: 1.7
ROW: 1, COL: 3, VALUE: 11.2
ROW: 1, COL: 4, VALUE: 33.0
ROW: 1, COL: 5, VALUE: 51.2
ROW: 1, COL: 1, VALUE: 2.6
ROW: 1, COL: 2, VALUE: 3.9
ROW: 1, COL: 3, VALUE: 12.3
ROW: 1, COL: 4, VALUE: 42.3
ROW: 1, COL: 5, VALUE: 38.9
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A
PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 97.2%
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - 97.2%
Alameda Hsg. Auth. Multi-Family Hsg. Rev.
(Independence Apts.) Series A,
7.50% 2/20/31 (GNMA Collateralized)  AAA $ 4,355,000 $ 4,519,271
Anaheim Pub. Fing. Auth. Tax Allocation Rev. (Cap.
Appreciation) 0% 12/1/06 (MBIA Insured)  Aaa  5,000,000  3,218,750
Buena Park Commty. Redev. Agcy. Tax Allocation
Rfdg. (Central Business Dist. Proj.) 7.10%
9/1/14  BBB+  3,500,000  3,749,336
Burbank Redev. Agcy. Tax Allocation Series A,
5.75% 12/1/08  Baa1  4,655,000  4,794,650
Burbank Redev. Agcy. Tax Allocation (City Ctr.
Redev. Proj.) Series A, 5% 12/1/15
(FSA Insured)  Aaa  4,000,000  3,825,000
Cabrillo Unified School Dist. (Cap. Appreciation)
Series A, 0% 8/1/10 (AMBAC Insured)  Aaa  2,150,000  1,101,875
California Edl. Facs. Auth. Rev.:
Rfdg.:
 (Chapman Univ.)
  5.375% 10/1/16 (Connie Lee Insured)   AAA  2,000,000  1,962,500
  (Univ. of Southern California):
  Series A, 5.65% 10/1/10  Aa3  2,740,000  2,890,700
   Series A, 5.70% 10/1/15  Aa3  1,000,000  1,020,000
 (Pooled Facs. Prog.)
 Series 1987, 7.625% 11/1/12
  (MBIA Insured)  Aaa  1,000,000  1,025,130
California Edl. Facs. Auth. Rev. Student Loan
(California Loan Program) Series A,
6% 3/1/16 (MBIA Insured) (e)  Aaa  4,900,000  5,028,625
California Gen. Oblig.:
6.10% 11/1/01  A1  1,250,000  1,332,813
 6.10% 2/1/02  A1  1,000,000  1,067,500
 5.50% 6/1/03  A1  8,000,000  8,410,000
 6% 9/1/03  A1  10,000,000  10,787,500
 7% 10/1/04  A1  1,000,000  1,145,000
 6.40% 2/1/05  A1  3,375,000  3,754,688
 6.90% 4/1/05  A1  2,350,000  2,693,688
 6.40% 2/1/06  A1  575,000  644,719
 6.50 2/1/07  A1  1,000,000  1,136,250
 6.40% 9/1/07  A1  3,000,000  3,405,000
 6% 10/1/08  A1  1,925,000  2,124,719
 6.50% 9/1/10  A1  3,350,000  3,831,563
 7% 10/1/10  A1  2,500,000  2,981,250
 5.25% 10/1/13  A1  1,700,000  1,700,000
 5.25% 10/1/14  A1  2,000,000  1,990,000
 5.25% 10/1/17  A1  1,500,000  1,464,375
 6.25% 10/1/19  A1  11,540,000  12,463,200
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Health Facs. Fing. Auth. Rev.:
(Cap. Appreciation)
 (Kaiser Permanente Health Sys.):
  Series A, 0% 10/1/09  Aa3 $ 7,140,000 $ 3,819,900
   Series A, 0% 10/1/10  Aa3  3,795,000  1,902,244
 (Gould Med. Foundation) Series A, 7.30%
 4/1/20 (Escrowed to Maturity) (c)  A  4,500,000  4,916,250
 Rfdg.:
 (Alexian Brothers, San Jose):
  7.05% 1/1/09 (MBIA Insured)  Aaa  4,500,000  4,837,500
   7.125% 1/1/16 (MBIA Insured)  Aaa  2,510,000  2,682,563
  (Children's Hosp.):
  6% 7/1/03 (MBIA Insured)  Aaa  1,200,000  1,296,000
   6% 7/1/05 (MBIA Insured)  Aaa  1,850,000  2,016,500
   6% 7/1/06 (MBIA Insured)  Aaa  1,500,000  1,642,500
  (Summit Medical Ctr.) Series A,
  5.50% 5/1/05 (FSA Insured)  Aaa  2,400,000  2,535,000
  (Sutter Health Systems) Series A,
  5.125% 8/15/17 (FSA Insured)  Aaa  1,000,000  957,500
 (Sacramento Med. Foundation)
 Series F, 7.875% 6/1/18  A  1,000,000  1,043,130
 (St. Elizabeth Hosp. Proj.) 6.30% 11/15/15
 (Pre-Refunded to 11/15/02 @ 102.00) (c)  -  1,000,000  1,106,250
California Hsg. Fin. Agcy. Rev.:
(Cap. Appreciation) (Home Mtg.):
 Series A 1983, 0% 2/1/15  Aa2  8,187,000  1,586,231
  Series A, 0% 8/1/23 (e)  Aa2  3,650,000  501,875
  Series B 1983, 0% 8/1/15  Aa2  170,000  27,838
  Series C, 0% 8/1/21 (e)  Aa2  5,870,000  946,538
 (Home Mtg.):
 Series A, 5% 8/1/03 (MBIA Insured)  Aaa  1,935,000  1,978,538
  Series C, 8.30% 8/1/19 (e)  Aa2  755,000  779,168
  Series C, 7.60% 8/1/30 (e)  Aa2  5,390,000  5,720,138
  Series F-2, 7.25% 8/1/16 (e)  Aa2  3,390,000  3,640,013
  Series F, 7.875% 8/1/19  Aa2  650,000  670,209
  Series I, 4.95% 8/01/28 (MBIA Insured) (e)  Aaa  3,345,000
3,336,638
  Series L, 5.70% 8/1/25 (MBIA Insured) (e)  Aaa  2,110,000  2,165,388
  Series R, 5.25% 8/1/16 (MBIA Insured) (e)  Aaa  3,935,000  3,969,431
California Poll. Cont. Fing. Auth. Poll. Cont.
Rev.:
 (General Motors Corp.) 5.50% 4/1/08  A3  1,500,000  1,513,125
  Rfdg. (San Diego Gas & Elec.)
  Series A, 5.90% 6/1/14  A2  3,900,000  4,138,875
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Poll. Cont. Fing. Auth. Solid Waste
Disp. Rev. (Browning-Ferris Industries Inc.)
Series A, 5.80% 12/1/16 (e)  A3 $ 3,400,000 $ 3,438,250
California Pub. Cap. Impt. Fing. Auth. Rev.
(Pooled Proj.) Series B, 8.10% 3/1/18   Aaa  9,140,000  9,529,273
California Dept. Wtr. Resources Rev.
(Central Valley Proj.):
 Rfdg.:
  Series T, 5.50% 12/1/08 (d)  Aa2  2,635,000  2,770,044
   Series T, 5% 12/1/09 (d)  Aa2  5,000,000  5,000,000
  Series J-1, 7% 12/1/12  Aa2  1,000,000  1,192,500
  Series J-2, 5.50% 12/1/01  Aa2  500,000  524,375
  Series J-3, 5.90% 12/1/05  Aa2  1,005,000  1,097,963
  Series O, 4.75% 12/1/17  Aa2  5,000,000  4,593,750
  Series O, 5% 12/1/22  Aa2  1,900,000  1,771,750
  Series O, 4.75% 12/1/25   Aa2  6,555,000  5,825,756
California Franchise Tax Board Ctfs. of Partn. Rfdg.
5.50% 10/1/06  A2  1,825,000  1,918,531
California Pub. Wks. Board Lease Rev.:
(Dept. of Corrections, Corcoran II):
  Series A, 6% 1/1/05 (AMBAC Insured)  Aaa  5,000,000  5,443,750
  Series A, 5.50% 1/1/14 (AMBAC Insured)  Aaa  3,000,000  3,037,500
 (Dept. of Corrections, Madera):
  Series A, 7% 9/1/00  A  1,000,000  1,077,500
  Series E, 6% 6/1/07  A  2,090,000  2,254,588
  Series E, 5.50% 6/1/15  A  6,750,000  6,893,438
  Series E, 5.50% 6/1/19  A  3,000,000  2,966,250
 (Dept. of Corrections, Susanville)
 Series D, 5.25% 6/1/15 (FSA Insured)  Aaa  4,000,000  4,010,000
 (Franchise Tax Board-PH II)
 Series A, 6.25% 9/1/11  A  1,150,000  1,210,375
 Rfdg.:
 (Commty. College Proj.):
  Series A, 5.875% 10/1/08  A  2,000,000  2,115,000
   Series D, 5.37% 3/1/12  A  1,500,000  1,509,375
  (Dept. of Corrections, Monterey):
  Series D, 5.375% 11/1/11  A  2,500,000  2,528,125
   Series D, 5.375% 11/1/12  A  1,250,000  1,264,063
   Series D, 5.375% 11/1/13  A  4,500,000  4,511,250
   Series D, 5.375% 11/1/14  A  5,000,000  4,987,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Pub. Wks. Board Lease Rev.: - continued
 Rfdg.:
  (Dept.of Corrections, State Prisons)
  Series A, 5% 12/1/19 (AMBAC Insured)  Aaa $ 5,250,000 $ 5,007,188
 (Univ. of California Proj.):
  Rfdg. Series A, 5.40% 12/1/16
  (AMBAC Insured)  Aaa  3,340,000  3,306,600
  Series A, 6.40%12/1/16 (AMBAC Insured)
  (Pre-Refunded to 12/1/02 @ 102.00) (c)  Aaa  1,500,000  1,670,625
  Series B, 5.25% 6/1/07  A1  2,965,000  3,072,481
  Series B, 6.40% 12/1/09  A1  3,700,000  4,199,500
  Series B, 5.50% 6/1/14  A1  2,750,000  2,732,813
 (Various California State Univ. Proj.):
 Rfdg. Series A, 6.375% 10/1/19  A  2,500,000  2,718,750
  Series A, 6.50% 9/1/03  A  1,045,000  1,152,113
  Series A, 6.50% 9/1/04  A  1,090,000  1,209,900
  Series A, 6.10% 10/1/06  A  1,210,000  1,318,900
  Series A, 5.50% 6/1/10  A1  4,915,000  5,130,031
  Series A, 6.30% 10/1/10  A  3,000,000  3,262,500
  Series A, 5.50% 6/1/14  A1  18,250,000  18,478,125
  Series B, 5.55% 6/6/10  A1  3,195,000  3,346,763
  Series B, 5.50% 6/1/19  A1  2,000,000  1,975,000
  Series C, 6% 3/1/05 (AMBAC Insured)  Aaa  1,000,000  1,091,250
California Statewide Commty. Dev. Auth. Lease
Rev. (United Airlines) Series A,
5.70% 10/1/33 (e)  Baa3  7,850,000  7,643,938
California Statewide Commty. Dev. Auth. Rev.
Ctfs. of Prtn.:
  (Sisters Charity Leavenworth Sys.):
  4.875% 12/1/10  Aa3  1,000,000  966,250
   5% 12/1/14  Aa3  1,315,000  1,249,250
   5.616% 7/1/13 (MBIA Insured)  Aaa  6,000,000  6,105,000
   7.342% 7/1/13 (MBIA Insured) INFL (f)   Aaa  2,000,000  2,087,500
 Rfdg.:
  (Children's Hosp.) 6% 6/1/13
   (MBIA Insured)  Aaa  2,470,000  2,658,338
   (Civic Center Proj.) 6% 10/1/18  A  4,965,000  5,051,888
   (Triad Healthcare) 5.90% 8/1/01  A+  200,000  205,750
   (Triad Healthcare) 6.25% 8/1/06  A+  5,000,000  5,293,750
   (St. Joseph Health Sys.) 5.50% 7/1/14  Aa3  4,500,000  4,500,000
   (St. Joseph Health Sys.) 5.50% 7/1/23  Aa3  3,000,000  2,947,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Statewide Commtys. Dev. Corp.
Ctfs. of Prtn.:
 (Odd Fellows) 5.375% 10/1/13  A+ $ 1,250,000 $ 1,237,500
  (Villaview Commty. Hosp., Inc.)
  Series A, 7% 9/1/09  A+  2,100,000  2,283,750
California Statewide Commty. Dev. Corp. Rev.
Ctfs. of Partn. (Sisters of Charity Leavenworth)
5% 12/1/23  Aa3  11,375,000  10,450,781
Carson Redev. Agcy.:
(Redev. Proj. Area #1 Tax Allocation):
 6.375% 10/1/12  Baa1  3,965,000  4,133,513
  6.375% 10/1/16  Baa1  2,000,000  2,077,500
 (Redev. Proj. Area #2 Tax Allocation)
 5.50% 10/1/02  Baa  100,000  101,250
  5.875% 10/1/09  Baa  2,000,000  2,017,500
Carson Redev. Spl. Tax 6% 10/1/13  Baa  1,750,000  1,789,375
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Rfdg.
(Wtr. Sys. Impt. Proj.)
 Series A:
  7.25% 8/1/07 (MBIA Insured)  Aaa  1,755,000  2,103,806
   7% 8/1/11 (MBIA Insured)  Aaa  1,500,000  1,779,375
   7% 8/1/12 (MBIA Insured)  Aaa  1,000,000  1,187,500
   7% 8/1/13 (MBIA Insured)  Aaa  4,740,000  5,640,600
Central California Joint Pwrs. Health Fing. Auth.
Rfdg. (Commty. Hosps. of Central California)
5.25% 2/2/04  Baa1  5,000,000  4,962,500
Central Coast Wtr. Auth. Rev. Rfdg.
(Regional Facs.) Series A, 5% 10/1/16
(AMBAC Insured)  Aaa  1,400,000  1,328,250
Central Valley Fing. Auth. Cogeneration Proj.
Rev. (Carson Ice Gen. Proj.):
 5.50% 7/1/01  BBB-  1,400,000  1,440,250
  5.80% 7/1/04  BBB-  2,000,000  2,097,500
  6% 7/1/09  BBB-  4,800,000  4,992,000
  6.10% 7/1/13  BBB-  2,000,000  2,070,000
Chino Basin Fing. Auth. Rev. Rfdg.
(Muni. Wtr. Dist. Swr. Sys. Proj.):
 7% 8/1/05 (AMBAC Insured)  Aaa  1,185,000  1,374,600
  7% 8/1/06 (AMBAC Insured)  Aaa  1,145,000  1,338,219
  7% 8/1/09 (AMBAC Insured)  Aaa  350,000  415,188
Clovis Unified School Dist. (Cap. Appreciation):
Series B, 0% 8/1/02 (MBIA Insured)  Aaa  300,000  240,000
 Series B, 0% 8/1/03 (MBIA Insured)  Aaa  3,485,000  2,657,313
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Coalinga Ctfs. of Prtn. 7% 4/1/10  BBB+ $ 1,655,000 $ 1,727,406
Contra Costa County Ctfs. of Prtn.
(Cap. Appreciation) (Merrithew Mem. Hosp.):
 0% 11/1/07 (Escrowed to Maturity) (c)  Aaa  4,615,000  2,815,150
  0% 11/1/13 (Escrowed to Maturity) (c)  Aaa  6,805,000  2,875,113
  0% 11/1/14 (Escrowed to Maturity) (c)  Aaa  3,000,000  1,192,500
Contra Costa Schools Fing. Auth. Rev.
(Cap. Appreciation) (Vista Unified
School Dist. School Sites)
Series A, 0% 9/1/17 (AMBAC Insured)
(Pre-Refunded to 9/1/02 @ 36.34) (c)  Aaa  3,420,000  996,075
Contra Costa Trans. Auth. Sales Tax Rev.
Series A:
 6% 3/1/03 (FGIC Insured)  Aaa  2,530,000  2,729,238
  6% 3/1/04 (FGIC Insured)  Aaa  2,500,000  2,721,875
  6% 3/1/06 (FGIC Insured)  Aaa  2,500,000  2,750,000
  6% 3/1/08 (FGIC Insured)  Aaa  1,000,000  1,101,250
Culver City Redev. Fing. Auth. Rev. Rfdg. Tax
Allocation 4.60% 11/1/20 (AMBAC Insured)  Aaa  3,000,000  2,606,250
Desert Hospital Dist. Rev.
6.392% 7/28/20 (FSA Insured)
(Pre-Refunded to 7/1/02 @ 102.00) (c)  Aaa  13,000,000  14,300,000
Duarte Ctfs. of Prtn.
(City of Hope Nat'l. Med. Ctr.):
 6% 4/1/08  Baa1  4,930,000  5,090,225
  6.25% 4/1/23  Baa1  5,000,000  5,131,250
East Bay Muni. Util. Dist. Wtr. Sys. Rev. Rfdg.:
6% 6/1/02 (FGIC Insured)  Aaa  2,000,000  2,142,500
 6% 6/1/03 (FGIC Insured)  Aaa  4,450,000  4,811,563
 5.75% 6/1/04 (MBIA Insured)  Aaa  3,000,000  3,228,750
 6% 6/1/04 (FGIC Insured)  Aaa  1,460,000  1,593,225
 6% 6/1/05 (FGIC Insured)  Aaa  1,550,000  1,699,188
 6% 6/1/06 (FGIC Insured)  Aaa  1,840,000  2,028,600
 6.10% 6/1/07  A1  1,250,000  1,337,500
 6% 6/1/09 (AMBAC Insured)  Aaa  1,000,000  1,070,000
 6% 6/1/12 (FGIC Insured)  Aaa  1,000,000  1,048,750
East Bay Regional Park Dist.:
Series B, 6.10% 9/1/06  Aa  1,300,000  1,373,125
 Series C:
 6.50% 9/1/01 (FGIC Insured)  Aaa  1,160,000  1,254,250
  6.50% 9/1/02 (FGIC Insured)  Aaa  1,220,000  1,337,425
  6.50% 9/1/03 (FGIC Insured)  Aaa  1,285,000  1,426,350
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Eastern Muni. Wtr. Dist. Wtr. & Swr. Rev. Ctfs.
of Prtn. 6.75% 7/1/12 (FGIC Insured)  Aaa $ 3,600,000 $ 4,180,500
Elk Grove Unified School Dist. Spl. Tax Rfdg.
(Commty. Facs. Dist. #1):
 6.50% 12/1/07 (AMBAC Insured)  Aaa  1,340,000  1,535,975
  6.50% 12/1/24 (AMBAC Insured)  Aaa  4,000,000  4,640,000
Encintas Unified School Dist. (Cap. Appreciation):
0% 8/1/03 (MBIA Insured)  Aaa  1,750,000  1,334,375
 0% 8/1/04 (MBIA Insured)  Aaa  1,750,000  1,270,938
 0% 8/1/10 (MBIA Insured)  Aaa  1,000,000  512,500
Escondido Joint Pwrs. Fing. Auth. Lease Rev. Rfdg.
(Cap. Appreciation) (California Ctr. for the Arts)
0% 9/1/04 (AMBAC Insured)  Aaa  570,000  411,113
Eureka Unified School Dist. Ctfs. of Prtn.
(Cap. Appreciation):
 Series A, 0% 9/1/27 (FSA Insured) (i)  Aaa  660,000  717,750
  Series B, 0% 9/1/27 (FSA Insured) (i)  Aaa  1,555,000  1,541,394
Fairfield-Suison Swr. Dist. Swr. Rev. Rfdg.
(Cap. Appreciation)
 Series A:
  0% 5/1/07 (MBIA Insured)  Aaa  1,635,000  1,021,875
   0% 5/1/08 (MBIA Insured)  Aaa  2,085,000  1,230,150
   0% 5/1/09 (MBIA Insured)  Aaa  2,080,000  1,154,400
Folsom Pub. Fing. Auth. Local Agcy. Rev.
Series A, 7.25% 10/1/10  BBB+  1,285,000  1,354,069
Fontana Redev. Agcy. Tax Allocation Rfdg.
(Jurupa Hills) Series A, 7% 10/1/14  BBB+  6,500,000  6,979,375
Foothill/Eastern Trans. Corridor Agcy
(Cap. Appreciation) (California Toll Td. Rev.)
 Series A:
  0% 1/1/04  Baa  1,600,000  1,150,000
   0% 1/1/05  Baa  1,000,000  677,500
   0% 1/1/08 (i)  Baa  2,000,000  1,370,000
Foster City Pub. Fing. Auth. Rev. (Foster City
Commty. Rev. Proj.) Series A:
 6% 9/1/06  A-  1,355,000  1,421,056
  6% 9/1/07  A-  1,440,000  1,515,600
  5.50% 9/1/09  A-  370,000  377,400
  6% 9/1/13  A-  1,925,000  1,965,906
  5.80% 9/1/16  A-  1,000,000  1,013,750
Fountain Valley Agcy. for Commty. Dev. Tax
Allocation (Ind. Area Redev. Proj.)
9.10% 1/1/15  BBB+  1,745,000  1,779,394
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Fremont Unified School Dist. Alameda County
(Cap. Appreciation) Series F:
 0% 8/1/04 (MBIA Insured)  Aaa $ 1,270,000 $ 922,338
  0% 8/1/05 (MBIA Insured)  Aaa  1,395,000  959,063
  0% 8/1/09 (MBIA Insured)  Aaa  1,000,000  546,250
Inglewood California (Daniel Freeman Hosp. Inc.)
6.5% 5/1/01  A  1,000,000  1,066,250
Intermodal Container Transfer Facs. Joint Pwr. Auth.
Rev. Rfdg. Series A, 7.70% 11/1/14
LOC Industrial Bank of Japan  A2  1,500,000  1,558,125
Irvine Ranch Wtr. Dist. Joint Pwr. Agcy.
Local Pool Rev.:
 7.80% 2/15/08  A+  1,560,000  1,584,742
  7.875% 2/15/23  A+  9,740,000  9,895,450
  8.25% 8/15/23  A+  30,540,000  31,669,675
Kern County High School Dist. Gen. Oblig.
7% 8/1/09 (Escrowed to Maturity) (c)  A1  1,090,000  1,279,388
King Ctfs. of Prtn. 7.50% 7/1/04  -  2,800,000  2,971,500
Kings River Conservation Dist. Rev. Rfdg.
(Pine Flat Pwr.) Series D, 6.375% 1/1/12  Aa  6,830,000  7,214,188
La Quinta Redev. Agcy. Rfdg. Tax Allocation Rfdg.
(Proj. Area #1):
 7.30% 9/1/05 (MBIA Insured)  Aaa  1,000,000  1,181,250
  7.30% 9/1/06 (MBIA Insured)  Aaa  620,000  741,675
  7.30% 9/1/11 (MBIA Insured)  Aaa  555,000  678,488
Livermore Redev. Agcy. Tax Allocation Rev.
(Livermore Redev. Proj.) Series A,
7.75% 8/1/09  -  945,000  963,711
Local Gov't. Fin. Auth. Rev. (Cap. Appreciation)
(Oakland Central Dist.):
 0% 9/1/08 (MBIA Insured)  Aaa  3,710,000  2,151,800
  0% 9/1/09 (MBIA Insured)  Aaa  3,565,000  1,942,925
Long Beach Hbr. Rev.:
6% 5/15/06 (MBIA Insured) (e)  Aaa  3,000,000  3,270,000
 5.75% 5/15/07 (MBIA Insured) (e)  Aaa  3,845,000  4,118,956
 5.50% 5/15/11 (MBIA Insured) (e)  Aaa  700,000  712,250
 5.50% 5/15/15 (MBIA Insured) (e)  Aaa  3,710,000  3,696,088
Los Angeles Ctfs. of Prtn. 7.30% 4/1/20  A  3,000,000  3,202,500
Los Angeles Dept. Arpt. Rev.
(Los Angeles Int'l Arpt.) Series D,
5.625% 5/15/12 (FGIC Insured) (e)  Aaa  1,000,000  1,017,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Los Angeles Dept. Wtr. & Pwr. Elec. Plant. Rev.:
Rfdg.:
 4.75% 8/15/12 (FGIC Insured)  Aaa $ 6,035,000 $ 5,642,725
  4.75% 8/15/16 (FGIC Insured)  Aaa  2,700,000  2,440,125
  6.375% 2/1/20  Aa3  1,000,000  1,051,250
 (Second Issue):
 9% 10/15/01  Aa3  110,000  128,975
  6.75% 10/15/04 (AMBAC Insured)  Aaa  2,400,000  2,727,000
  Rfdg.:
  4.75% 11/15/19 (FGIC Insured)  Aaa  5,900,000  5,280,500
   4.75% 11/15/19 (MBIA Insured)  Aaa  4,000,000  3,580,000
Los Angeles County Ctfs. of Prtn. (Cap. Appreciation)
(Disney Parking Proj.):
 0% 3/1/10  Baa1  2,000,000  980,000
  0% 3/1/11  Baa1  1,950,000  894,563
  0% 3/1/12  Baa1  2,180,000  934,675
  0% 3/1/13  Baa1  5,585,000  2,247,963
  0% 9/1/17  Baa1  3,370,000  998,363
  0% 3/1/18  Baa1  3,000,000  862,500
  0% 3/1/19  Baa1  3,175,000  861,219
  0% 3/1/20  Baa1  1,000,000  255,000
Los Angeles County Ctfs. of Prtn. Correctional
Facs. (Cap. Appreciation):
 0% 9/1/10 (MBIA Insured)
  (Escrowed to Maturity) (c)  Aaa  3,770,000  1,936,838
  0% 9/1/11 (MBIA Insured)
  (Escrowed to Maturity) (c)  Aaa  6,400,000  3,096,000
Los Angeles County Metropolitan Trans. Auth.
Sales Tax Rev.:
 (Proposition C) Second Series A:
   5.90% 7/1/02 (AMBAC Insured)  Aaa  1,200,000  1,284,000
   5.90% 7/1/03 (AMBAC Insured)  Aaa  1,655,000  1,783,263
   5.90% 7/1/04 (AMBAC Insured)  Aaa  1,005,000  1,091,681
  (Proposition A) Ist Tier Sr. Series A:
  5.90% 7/1/14 (MBIA Insured)  Aaa  1,585,000  1,668,213
   5.25% 7/1/11 (MBIA Insured)  Aaa  3,230,000  3,254,225
  (Proposition C) Second Series A:
   5.90% 7/1/07 (AMBAC Insured)  Aaa  1,730,000  1,903,000
   5.90% 7/1/08 (AMBAC Insured)  Aaa  500,000  550,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Los Angeles County Trans. Commission
Sales Tax Rev. Series A, 6.75% 7/1/11
(Pre-Refunded to 7/1/01 @ 102.00) (c)  Aaa $ 1,250,000 $ 1,382,813
Los Angeles Hbr. Dept. Rev. 7.60% 10/1/18
(Escrowed to Maturity) (c)  AAA  11,810,000  14,895,363
Los Angeles Unified School Dist. Series A:
6% 7/1/14 (FGIC Insured)  Aaa  1,200,000  1,302,000
 6% 7/1/15 (FGIC Insured)  Aaa  1,000,000  1,082,500
Los Angeles Wastewtr. Sys. Rev. Rfdg.:
Series A, 6% 2/1/04 (FGIC Insured)  Aaa  3,000,000  3,251,250
 Series A, 5% 2/1/11 (FGIC Insured)  Aaa  1,345,000  1,329,869
 Series D, 4.70% 11/1/17 (FGIC Insured)  Aaa  4,000,000  3,600,000
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Rfdg.
Series D, 6.75% 7/1/20 (MBIA Insured)
(Escrowed to Maturity) (c)  Aaa  2,500,000  2,937,500
Madera Cnty. Ctfs. Partn. (Valley Children's
Hospital) 6.25% 3/15/05 (MBIA Insured)  Aaa  1,480,000  1,631,700
Manhattan Beach Unified School Dist.
(Cap. Appreciation) 0% 9/1/09 (FGIC Insured) Aaa 975,000 530,156 Metropolitan Wtr. Dist. Southern California
Gen. Oblig. 5% 3/1/02  Aaa  1,000,000  1,025,000
Metropolitan Wtr. Dist. Southern California Wtrwks.
Rev.:
 5.75% 8/10/18  Aa  14,000,000  14,577,500
  7.682% 8/5/22 INFL (f)  Aa  1,300,000  1,386,125
 Rfdg. 4.75% 7/1/21 (MBIA Insured)  Aaa  6,000,000  5,407,500
Modesto Ctfs. of Prtn.:
(Commty. Ctr. Refing. Proj.):
 Series A, 5.60% 11/1/14 (AMBAC Insured)  Aaa  1,370,000  1,426,513
  Series A, 5% 11/1/23 (AMBAC Insured)  Aaa  2,500,000  2,368,750
 (Golf Course Refing. Proj.)
 Series B, 5% 11/1/23 (FGIC Insured)  Aaa  1,585,000  1,501,788
Modesto Irrigation Dist. Ctfs. of Prtn.
(Geysers Geothermal Pwr. Proj.) Series 1986,
5% 10/1/17  A1  5,000,000  4,675,000
Modesto Irrigation Dist. Ctfs. of Prtn. Rfdg. &
Cap. Impts. (Cap. Appreciation) Series A:
 0% 10/1/05 (MBIA Insured)  Aaa  2,140,000  1,463,225
  0% 10/1/08 (MBIA Insured)  Aaa  2,270,000  1,310,925
  0% 10/1/09 (MBIA Insured)  Aaa  2,270,000  1,234,313
  0% 10/1/10 (MBIA Insured)  Aaa  2,270,000  1,157,700
Moreno Valley Unified School Dist. Ctfs. of Prtn.
(Cap. Appreciation) (Land Acquisition)
0% 9/1/11 (FSA Insured) (i)  Aaa  2,350,000  2,446,938
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Northern California Pwr. Agcy. Pub. Pwr. Rev. Rfdg.:
(Geothermal Proj. #3):
 Series A, 5.50% 7/1/05 (AMBAC Insured) (g)  Aaa $ 2,250,000 $
2,387,813
  Series A, 5.80% 7/1/09 (AMBAC Insured)  Aaa  5,135,000  5,565,056
  Series B, 5.50% 7/1/01 (AMBAC Insured)  Aaa  2,000,000  2,090,000
 (Hydro Electric Proj. #1)
 7.50% 7/1/23 (AMBAC Insured)
  (Pre-Refunded to 7/1/21 @ 100) (c)  Aaa  3,825,000  4,819,500
Northern California Trans. Rev. (Ore Trans. Proj.)
Series A, 7% 5/1/13 (MBIA Insured)  Aaa  7,100,000  8,475,625
Oakland Ctfs. of Prtn. Rfdg. (Cap. Appreciation)
(Oakland Museum) Series A, 0% 4/1/07
(AMBAC Insured)  Aaa  2,750,000  1,725,625
Oakland Redev. Agcy. Central Dist. Redev. (Sub.
Tax Allocation) 5% 9/1/21 (MBIA Insured) Aaa 1,000,000 948,750 Ontario Redev. Fing. Auth. Rev.:
(Cap. Appreciation) (Ctr. City Cimarron Proj. #1):
 0% 8/1/08 (MBIA Insured)  Aaa  3,255,000  1,896,038
  0% 8/1/09 (MBIA Insured)  Aaa  3,260,000  1,784,850
  0% 8/1/10 (MBIA Insured)  Aaa  3,255,000  1,672,256
 (Ontario Redev. Proj. #1):
 6.65% 8/1/07 (MBIA Insured)  Aaa  1,000,000  1,156,250
  6.75% 8/1/08 (MBIA Insured)  Aaa  1,065,000  1,243,388
  6.95% 8/1/11 (MBIA Insured)  Aaa  1,000,000  1,192,500
Orange County Local Trans. Auth. Sales Tax Rev.
First Series-Measure M:
 6% 2/15/08 (AMBAC Insured)  Aaa  2,500,000  2,740,625
  6% 2/15/09  Aa  2,000,000  2,187,500
Orange County Wtr. Dist. Ctfs. of Prtn., Series A,
5.50% 8/15/09 (AMBAC Insured)  Aaa  1,000,000  1,031,250
Palomar Pomerado Health Sys. Rev.
(Cap.Appreciation) 0% 11/1/05 (MBIA Insured)  Aaa  3,075,000
2,083,313
Placer County Wtr. Agcy. Rev.
(Middle Fork Proj.) Series A, 3.75% 7/1/12  A  8,830,000  7,604,838
Pleasanton Joint Pwrs. Fing. Auth. Rev.
Reassessment Series A:
 5.70% 9/2/01  Baa3  1,205,000  1,247,175
  5.80% 9/2/02  Baa3  5,230,000  5,458,813
  6% 9/2/05  Baa3  2,865,000  3,054,806
  6.15% 9/2/12  Baa3  13,055,000  13,740,388
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Port Oakland Port. Rev.:
Rfdg. (Cap. Appreciation) Series F:
 0% 11/1/05 (MBIA Insured)  Aaa $ 300,000 $ 204,000
  0% 11/1/06 (MBIA Insured)  Aaa  2,890,000  1,867,663
  0% 11/1/07 (MBIA Insured)  Aaa  4,250,000  2,592,500
  0% 11/1/08 (MBIA Insured)  Aaa  5,270,000  3,030,250
 Series G, 6% 11/1/07 (MBIA Insured) (e)  Aaa  900,000  981,000
 Series G, 5.50% 11/1/17 (MBIA Insured) (e)  Aaa  1,465,000  1,446,688
Rancho Mirage Joint Pwrs. Fing. Auth. Ctfs. of
Prtn. (Eisenhower Mem. Hosp.) 7% 3/1/22
(Pre-Refunded to 3/1/02 @ 102.00) (c)  A2  5,300,000  5,955,875
Rancho California Wtr. Dist. Fing. Auth. Rev. Rfdg.:
6.50% 11/1/00 (FGIC Insured)  Aaa  1,315,000  1,407,050
 6.50% 11/1/03 (FGIC Insured)  Aaa  1,300,000  1,447,875
 6.50% 11/1/04 (FGIC Insured)  Aaa  1,985,000  2,235,606
 6.50% 11/1/05 (FGIC Insured)  Aaa  500,000  566,875
 5% 8/15/14 (AMBAC Insured)  Aaa  4,840,000  4,688,750
 4.875% 8/1/15 (AMBAC Insured)  Aaa  2,005,000  1,857,131
Redding Elec. Sys. Rev. Ctfs. of Prtn. (Cap.
Appreciation) Series A:
 0% 6/1/05 (FGIC Insured)  Aaa  2,000,000  1,387,500
  0% 6/1/06 (FGIC Insured)  Aaa  1,730,000  1,139,638
  0% 6/1/07 (FGIC Insured)  Aaa  1,890,000  1,176,525
  0% 6/1/08 (FGIC Insured)  Aaa  1,300,000  763,750
Richmond Redev. Agcy. Tax Allocation
(Harbour Redev. Proj.) 7% 7/1/09
(FSA Insured)  Aaa  1,750,000  1,960,000
Riverside County Asset Leasing Corp. Leasehold Rev.
(Riverside County Hosp. Proj.):
 Series A:
  5.75% 6/1/01 (MBIA Insured)  Aaa  1,250,000  1,314,063
   6% 6/1/03 (MBIA Insured)  Aaa  1,000,000  1,078,750
   6.375% 6/1/09 (MBIA Insured)  Aaa  5,000,000  5,450,000
   6.50% 6/1/12 (MBIA Insured)  Aaa  18,000,000  20,430,000
  Series B
  5.70% 6/1/16 (MBIA Insured)  Aaa  1,950,000  2,030,438
Riverside Unified School Dist. Ctfs. of Prtn.
(Cap. Appreciation) (Land Acquisition Proj.)
Series B, 0% 9/1/26 (FSA Insured) (i)  Aaa  5,485,000  5,361,588
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Riverside County Redev. Agcy. Tax Allocation
(Redev. Proj. #4) Series A:
 7.50% 10/1/10  BBB $ 1,000,000 $ 1,082,500
  7.50% 10/1/26  BBB  2,500,000  2,706,250
Riverside County Trans. Commission Sales Tax
Rev. Series A:
 5% 6/1/06 (AMBAC Insured)  Aaa  2,100,000  2,157,750
  5.25% 6/1/07 (AMBAC Insured)  Aaa  790,000  819,625
Rosemead Redev. Agcy. (Cap. Appreciation)
(Proj. Area 1) 0% 10/1/98
(Escrowed to Maturity) (c)  A-  1,120,000  1,074,438
Roseville Joint Unified High School Dist.
(Cap. Appreciation) Series B,
0% 8/1/00 (FGIC Insured)  Aaa  1,060,000  936,775
Sacramento City Fing. Auth. (Gas Tax) Series A:
 6% 10/1/07 (AMBAC Insured)  Aaa  1,290,000  1,428,675
 6.75% 12/1/08 (AMBAC Insured)  Aaa  1,475,000  1,727,594
Sacramento City Fing. Auth. Lease Rev. Rfdg.
Series A:
 5.375% 11/1/14 (AMBAC Insured)  Aaa  8,725,000  8,866,781
  5.40% 11/1/20 (AMBAC Insured)  Aaa  1,925,000  1,929,813
Sacramento Cogeneration Auth. Cogeneration
Proj. Rev. (Proctor & Gamble Proj.):
 5.40% 7/1/98  BBB-  2,000,000  2,019,940
  5.70% 7/1/00  BBB-  1,200,000  1,234,500
  5.90% 7/1/02  BBB-  1,000,000  1,048,750
  6% 7/1/03  BBB-  700,000  740,250
  7% 7/1/05  BBB-  1,500,000  1,687,500
  6.375% 7/1/10  BBB-  1,500,000  1,610,625
  6.50% 7/1/14  BBB-  1,000,000  1,071,250
Sacramento Muni. Util. Dist. Elec. Rev.:
1.76% 11/15/08 (FGIC Insured) (h)  Aaa  17,700,000  17,456,625
 6.30% 8/15/18 (FGIC Insured)  Aaa  9,000,000  9,483,750
 Rfdg. Series G, 6.50% 9/1/13  Aaa  5,100,000  5,826,750
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6.50% 7/1/06  BBB-  4,500,000  4,927,500
 6.50% 7/1/07  BBB-  2,000,000  2,190,000
 6.50% 7/1/08  BBB-  1,000,000  1,092,500
San Bernardino County Ctfs. of Prtn.:
 (Cap. Facs. Proj.) Series B, 6.875% 8/1/24
 (Escrowed to Maturity) (c)  AAA  5,000,000  6,050,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
San Bernardino County Ctfs. of Prtn.: - continued
 (Medical Ctr. Fing. Proj.):
 5.50% 8/1/05 (MBIA Insured)  Aaa $ 2,700,000 $ 2,828,250
  5.50% 8/1/06 (MBIA Insured)  Aaa  2,500,000  2,612,500
  5.50% 8/1/07 (MBIA Insured)  Aaa  6,000,000  6,270,000
 Rfdg. (Medical Ctr. Fing. Proj.):
 5.25% 8/1/04  Baa1  915,000  927,581
  5.50% 8/1/22  Baa1  10,000,000  9,775,000
San Diego County Regulation Trans. Commission
Sales Tax Rev. Second Series A:
 6.25% 4/1/03 (FGIC Insured)  Aaa  8,000,000  8,710,000
  6% 4/1/04 (FGIC Insured)  Aaa  5,900,000  6,408,875
  6% 4/01/05 (AMBAC Insured)  Aaa  1,500,000  1,640,625
San Diego County Wtr. Auth.
Wtr. Rev. Ctfs. of Prtns.
5.632% 4/25/07 (FGIC Insured)  Aaa  5,000,000  5,300,000
San Diego Multi-Family Hsg. Rev.
(Island Gardens Apts. Proj.) Series B, 9.50%
10/20/20 LOC Swiss Bank  AAA  1,585,000  1,604,210
San Diego Pub. Facs. Fing. Auth. Swr. Rev.:
Series B, 5.375% 5/15/15 (FGIC Insured)  Aaa  1,000,000  998,750
 6% 5/15/07 (FGIC Insured)  Aaa  1,500,000  1,653,750
San Diego Swr. Rev. Series A, 5% 5/15/13
(AMBAC Insured)  Aaa  2,000,000  1,940,000
San Francisco Bay Area Rapid Trans. Dist.
Sales Tax Rev. Rfdg. 6.75% 7/1/10
(AMBAC Insured)  Aaa  1,500,000  1,760,625
San Francisco Bldg. Auth. Lease Rev. Dept.
Gen'l Svcs. Lease Series A:
 5% 10/1/05  A  400,000  408,500
  5% 10/1/08  A  2,640,000  2,646,600
San Francisco City & County Series 95 A&B,
6.50% 6/15/03 (FGIC Insured)  Aaa  2,180,000  2,411,625
San Francisco City & County Int'l. Arpt. Rev. Rfdg.
Second Series:
 6.20% 5/1/05 (AMBAC Insured)  Aaa  2,300,000  2,501,250
  5.125% 5/1/07 (FGIC Insured)  Aaa  2,000,000  2,035,000
  6% 5/1/13 (FGIC Insured)  Aaa  1,075,000  1,128,750
San Francisco City & County Public Safety
Impt. Proj. Series B, 7.20% 6/15/05  A1  1,000,000  1,043,020
San Francisco City & County Pub. Utils. Wtr.
Rev. Rfdg. Series A, 6.50% 11/1/09  Aa  1,000,000  1,097,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
San Francisco City & County Redev.
Fing. Auth. Tax Allocation Rev. (Cap. Appreciation)
Series A:
 0% 8/1/06 (FGIC Insured)  Aaa $ 1,035,000 $ 676,631
  0% 8/1/07 (FGIC Insured)  Aaa  1,085,000  669,988
  0% 8/1/08 (FGIC Insured)  Aaa  1,085,000  632,013
  0% 8/1/09 (FGIC Insured)  Aaa  1,085,000  594,038
  0% 8/1/10 (FGIC Insured)  Aaa  1,085,000  557,419
 (Redev. Proj.) Series B, 0% 8/1/10
 (MBIA Insured)  Aaa  1,475,000  757,781
San Francisco City & County Redev. Agcy.
7.75% 9/1/06
(Pre-Refunded to 9/1/97 @ 102.00) (c)  Aaa  15,000,000  15,300,000
San Francisco City & County School Dist. Facs.
Impt. Proj. Series C, 6.20% 6/15/11
(FGIC Insured)  Aaa  1,755,000  1,882,238
San Francisco City & County Swr. Rev.:
(Cap. Appreciation) Series B:
 0% 10/1/06 (FGIC Insured)  Aaa  3,690,000  2,393,888
  0% 10/1/07 (FGIC Insured)  Aaa  4,770,000  2,921,625
  0% 10/1/08 (FGIC Insured)  Aaa  1,600,000  924,000
 Rfdg. 5.90% 10/1/08 (AMBAC Insured)  Aaa  5,000,000  5,331,250
San Francisco Port. Comm. Rev. Rfdg.
5.50% 7/1/04  A  1,000,000  1,031,250
San Joaquin County Ctfs. of Prtn.
(General Hospital Proj.):
 5.70% 9/1/01  A  2,250,000  2,314,688
  5.80% 9/1/02  A  350,000  362,688
  6.25% 9/1/13  A  2,500,000  2,606,250
  6.625% 9/1/20  A  2,500,000  2,665,625
San Jose Arpt. Rev. Rfdg. 5.875% 3/1/07
(FGIC Insured)  Aaa  1,905,000  2,081,213
San Jose Ctfs. of Prtn. Rfdg. (Communication
Ctr. Proj.) 6.50% 5/1/10 (MBIA Insured)  Aaa  5,000,000  5,393,750
San Jose Redev. Agcy. Tax Alloc. Merged Area
Redev. Proj. Rfdg. 6% 8/1/15 (MBIA Insured)  Aaa  3,000,000  3,266,250
San Mateo County Trans. Dist. Series A,
5% 6/1/10 (MBIA Insured)  Aaa  3,040,000  3,051,400
Santa Barbara Ctfs. of Prtn.:
7.40% 5/15/15  A+  2,000,000  2,145,000
 Rfdg. 5.10% 3/1/03  A1  1,000,000  1,015,000
Santa Barbara Redev. Agcy. Tax Allocation Rfdg.
(Central City Redev. Proj.)
6% 3/1/05 (AMBAC Insured)  Aaa  500,000  546,875
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Santa Clara County Fin. Auth. Lease Rev.
(VMC Fac Replacement Proj.) Series A:
 7.75% 11/15/08 (AMBAC Insured)  Aaa $ 1,175,000 $ 1,471,688
  7.75% 11/15/09 (AMBAC Insured)  Aaa  3,725,000  4,684,188
Santa Clara Elec. Rev. (Cap. Appreciation)
Series B, 0% 7/1/06 (MBIA Insured)  Aaa  2,080,000  1,365,000
Santa Margarita/Dana Point. Auth. Rev. Rfdg.
(Impt. Dists. 1 & 2, 2A & 8) Series A:
 7.25% 8/1/06 (MBIA Insured)  Aaa  1,500,000  1,792,500
  7.25% 8/1/07 (MBIA Insured)  Aaa  2,200,000  2,648,250
  7.25% 8/1/08 (MBIA Insured)  Aaa  1,780,000  2,144,900
  7.25% 8/1/12 (MBIA Insured)  Aaa  1,865,000  2,261,313
Santa Rosa Waste Wtr. Rev. Rfdg. & Sub Reg'l.
Waste Wtr. Proj. Series A, 4.75% 9/1/16
(FGIC Insured)  Aaa  900,000  824,625
Sequoia Hosp. Dist. Rev. Rfdg.:
4.90% 8/15/02 (Escrowed to Maturity) (c)  Baa  1,225,000  1,252,563
 5% 8/15/03 (Escrowed to Maturity) (c)  Baa  1,285,000  1,321,944
South Orange County Pub. Fing. Auth. Spl. Tax Rev.:
Rfdg. (Sr. Lien) 7% 9/1/10 (MBIA Insured)  Aaa  3,300,000  3,922,875
 Series C:
 7.50% 8/15/06 (FGIC Insured)  Aaa  2,000,000  2,420,000
  7.50% 8/15/07 (FGIC Insured)  Aaa  2,290,000  2,790,938
  8% 8/15/09 (FGIC Insured)  Aaa  3,650,000  4,658,313
Southern California Pub. Pwr. Auth. Pwr. Proj. Rev.:
(Multiple Proj.):
 6.75% 7/1/10  A  1,400,000  1,599,500
  6.75% 7/1/11  A  6,500,000  7,442,500
 Rfdg.:
 (Mead Adelanto Proj.) Series A:
  4.75% 7/1/16 (AMBAC Insured)  Aaa  2,000,000  1,807,500
   4.875% 7/1/20 (AMBAC Insured)  Aaa  2,300,000  2,093,000
  (Palo Verde Proj.) Series A:
  5.50% 7/1/05 (AMBAC Insured)  Aaa  5,000,000  5,306,250
   6% 7/1/07 (AMBAC Insured)  Aaa  1,100,000  1,210,000
  Series A, 5% 7/1/15 (AMBAC Insured)  Aaa  5,500,000  5,259,375
 Series 11, 0% 7/1/15 (Escrowed to Maturity) (c)  Aaa  300,000
268,500
Southern California Pub. Pwr. Auth. Transmission
Proj. Rev. Rfdg. (Southern Transmission Proj.):
 Series A, 6% 7/1/06 (MBIA Insured)  Aaa  2,000,000  2,205,000
  5.50% 7/1/20  Aa3  1,000,000  978,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Stanislaus County Ctfs. of Prtn. Rfdg.
5.25% 5/1/14 (MBIA Insured)  Aaa $ 1,500,000 $ 1,494,375
Sulpher Springs Unified School Dist. Series A:
0% 9/1/07 (MBIA Insured)  Aaa  4,445,000  2,728,119
 0% 9/1/08 (MBIA Insured)  Aaa  4,745,000  2,746,169
 0% 9/1/09 (MBIA Insured)  Aaa  2,485,000  1,351,219
 0% 9/1/12 (MBIA Insured)  Aaa  2,750,000  1,237,500
Tahoe-Truckee Joint Unified School Dist. (Cap.
Appreciation) Series A, 0% 9/1/10  Aaa  6,625,000  3,387,031
University of California Rev. Rfdg.
(Multiple Purp. Projs.):
 Series C, 9% 9/1/02 (AMBAC Insured)  Aaa  100,000  120,750
  Series C,  4.75% 9/1/16 (AMBAC Insured)  Aaa  5,000,000  4,543,750
  Series D, 6.10% 9/1/10 (MBIA Insured)  Aaa  2,000,000  2,135,000
Upland Ctfs. of Prtn. Rfdg.
(San Antonio Commty. Hosp.):
 5.25% 1/1/08  A  3,700,000  3,704,625
  5% 1/1/18  A  2,500,000  2,281,250
  5.25% 1/1/13  A  8,500,000  8,213,125
West Covina Queen of the Valley Hosp. Ctfs. of Prtn.:
5.90% 8/15/02  A2  875,000  918,750
 6.00% 8/15/03  A2  925,000  979,344
 6.125% 8/15/04  A2  980,000  1,047,375
 6 1/2% 8/15/24  A2  3,200,000  3,408,000
TOTAL MUNICIPAL BONDS
(Cost $1,088,552,706)    1,152,130,659
MUNICIPAL NOTES (A) - 2.8%
CALIFORNIA - 2.8%
California Poll. Cont. Fing. Auth. Poll. Cont. Rev.
Rfdg. (Pacific Gas & Elec.) Series G,
3.50% VRDN (e)  VMIG 1  4,900,000  4,900,000
California Poll. Cont. Fing. Auth. Resource
Recovery Rev.:
 (Malaga Proj.) Series A, 3.55%
  LOC Bank of America Nat'l. Trust &
  Savings, VRDN (e)  P-1  100,000  100,000
  (Rocklin Proj.) Series A, 3.55%
  LOC Security Pacific Nat'l. Bank, VRDN (e)  P-1  3,100,000
3,100,000
California Poll. Cont. Fin. Auth. Solid Waste Disp.
Rev. (Shell Oil Co.) (Martinez Proj.)
Series 1994 A, 3.45% 10/1/24 VRDN (e)  VMIG 1  8,100,000  8,100,000
Chula Vista Ind. Dev. Rev. Rfdg.
(San Diego Gas & Electric) 3.75% VDRN (e)  VMIG 1  5,200,000
5,200,000
MUNICIPAL NOTES - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Fresno County Tax & Rev. TRAN 4.75% 9/29/97  SP-1 $ 4,000,000 $
4,002,800
Irvine California Ranch Wtr. Dist. Consolidated
Rfdg. Series A, 3.35% 5/1/09 VRDN  VMIG 1  2,700,000  2,700,000
Los Angeles Commty. Redev. Agcy. Multi-Family
Hsg. Rev. (Promenade Towers) 3.20%
LOC Tokai Bank, VRDN  VMIG 1  1,000,000  1,000,000
Los Angeles County Metropolitan Trans. Auth.
Rev. Participating VRDN, Series SGB-1, 3.55%
(Liquidity Facility Societe Generale, France) (j)  AAA  1,975,000
1,975,000
Orange County Various Sanitation Dist. Ctfs.
of Prtn. Series C, 3.55% (FGIC Insured) VRDN  VMIG 1  2,300,000
2,300,000
TOTAL MUNICIPAL NOTES
(Cost $33,377,800)   33,377,800
TOTAL INVESTMENTS - 100%
(Cost $1,121,930,506)   $1,185,508,459
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
25 Treasury Bond Contracts   Dec. 97 $ 2,818,750 $ (6,402)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - .2%
SECURITY TYPE ABBREVIATIONS
INFL - Inverse Floating Rate Security
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(1.) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(2.) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(3.) Security collateralized by an amount sufficient to pay interest and principal.
(4.) A portion of the security was purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
(5.) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(6.) Coupon is inversely indexed to a floating interest rate. The price will be more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.
(7.) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $447,715.
(8.) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
(9.) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
(10.) Provides evidence of ownership in one or more underlying municipal bonds.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 73.9% AAA, AA, A 84.9%
Baa 7.2% BBB  6.1%
Ba 0.0% BB  0.1%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
The percentage not rated by Moody's or S&P amounted to 1.7%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  26.2%
Electric Revenue  21.7
Water and Sewer   13.2
Special Tax  10.8
Lease Revenue  9.6
Health Care  7.7
Escrow/Prerefunded  5.7
Others (individually less than 5%)   5.1
TOTAL  100.0%
INCOME TAX INFORMATION
At August 31, 1997 the aggregate cost of investment securities for income tax purposes was $1,121,930,506. Net unrealized appreciation aggregated $63,566,349, of which $64,376,036 related to appreciated investment securities and $809,687 related to depreciated investment securities.
At February 28, 1997, the fund had a capital loss carryforward of approximately $4,673,000 which will expire on February 29, 2004.
On August 14, 21, and 28, 1997, the fund acquired substantially all of the assets of Spartan California Municipal Income Fund, Spartan California Intermediate Municipal Income Fund and Fidelity California Municipal Income Fund, respectively. At the time of each merger, Spartan California Municipal Income Fund, Spartan California Intermediate Municipal Income Fund and Fidelity California Municipal Income Fund had a capital loss carryforward of approximately $6,071,000, $160,000, and $5,173,000, respectively, available to offset future gains of the fund to the extent provided by regulations. At August 31,1997, the fund was required to defer approximately $4,961,000 of losses on futures contracts.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1997 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $1,121,930,506) -                  $ 1,185,508,459
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                              2,182,549

INTEREST RECEIVABLE                                                          15,125,460

OTHER RECEIVABLES                                                            30,521

 TOTAL ASSETS                                                                1,202,846,989

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                     $ 19,653

PAYABLE FOR INVESTMENTS PURCHASED                              16,430,320
REGULAR DELIVERY

 DELAYED DELIVERY                                              4,086,936

PAYABLE FOR FUND SHARES REDEEMED                               593,875

DISTRIBUTIONS PAYABLE                                          1,244,708

ACCRUED MANAGEMENT FEE                                         412,647

PAYABLE FOR DAILY VARIATION ON FUTURES CONTRACTS               13,585

OTHER PAYABLES AND ACCRUED EXPENSES                            148,676

 TOTAL LIABILITIES                                                           22,950,400

NET ASSETS                                                                  $ 1,179,896,589

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                             $ 1,121,811,117

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                           (5,486,079)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                    63,571,551

NET ASSETS, FOR 98,288,380 SHARES OUTSTANDING                               $ 1,179,896,589

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                         $12.00
PER SHARE ($1,179,896,589 (DIVIDED BY) 98,288,380 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED AUGUST 31, 1997 (UNAUDITED)

INTEREST INCOME                                                             $ 15,063,168

EXPENSES

MANAGEMENT FEE                                                $ 1,046,001

TRANSFER AGENT, ACCOUNTING AND CUSTODIAN FEES AND EXPENSES     409,651

NON-INTERESTED TRUSTEES' COMPENSATION                          2,334

REGISTRATION FEES                                              11,656

AUDIT                                                          24,932

LEGAL                                                          6,637

MISCELLANEOUS                                                  200

 TOTAL EXPENSES BEFORE REDUCTIONS                              1,501,411

 EXPENSE REDUCTIONS                                            (35,711)      1,465,700

NET INTEREST INCOME                                                          13,597,468

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                         2,582,077

 FUTURES CONTRACTS                                             89,254        2,671,331

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                         3,785,135

 FUTURES CONTRACTS                                             11,265        3,796,400

NET GAIN (LOSS)                                                              6,467,731

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                             $ 20,065,199
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED   YEAR ENDED
                                                         AUGUST 31, 1997    FEBRUARY 28,
                                                         (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 13,597,468       $ 24,982,862
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                 2,671,331          2,416,131

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     3,796,400          1,035,365

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          20,065,199         28,434,358
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (13,597,468)       (25,083,634)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                   -                  (127,452)

 TOTAL DISTRIBUTIONS                                      (13,597,468)       (25,211,086)

SHARE TRANSACTIONS - NET INCREASE (DECREASE) (NOTE 6)     687,530,943        (15,304,565)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 693,998,674        (12,081,293)

NET ASSETS

 BEGINNING OF PERIOD                                      485,897,915        497,979,208

 END OF PERIOD                                           $ 1,179,896,589    $ 485,897,915



      SIX MONTHS ENDED    YEAR ENDED     YEAR ENDED     YEARS ENDED FEBRUARY 28,            TEN MONTHS
      AUGUST 31, 1997     FEBRUARY 28,   FEBRUARY 29,                                       ENDED
                                                                                            FEBRUARY 28,

      (UNAUDITED)         1997           1996           1995                       1994 D   1993




SELECTED PER-SHARE DATA


NET ASSET VALUE, BEGINNING OF PERIOD                  $ 11.810      $ 11.720    $ 11.120    $ 12.100    $ 12.430    $ 11.540


INCOME FROM INVESTMENT OPERATIONS                      .300          .599        .625        .685        .719        .611

NET INTEREST INCOME


 NET REALIZED AND UNREALIZED GAIN (LOSS)               .190          .096        .597        (.830)      (.060)      .890


 TOTAL FROM INVESTMENT OPERATIONS                      .490          .695        1.222       (.145)      .659        1.501





LESS DISTRIBUTIONS


 FROM NET INTEREST INCOME                              (.300)        (.602)      (.622)      (.685)      (.719)      (.611)


 FROM NET REALIZED GAIN                                -             (.003)      -           (.150)      (.270)      -


 TOTAL DISTRIBUTIONS                                   (.300)        (.605)      (.622)      (.835)      (.989)      (.611)


NET ASSET VALUE, END OF PERIOD                        $ 12.000      $ 11.810    $ 11.720    $ 11.120    $ 12.100    $ 12.430


TOTAL RETURN B, C                                      4.21%         6.16%       11.25%      (.91)%      5.41%       13.40%


RATIOS AND SUPPLEMENTAL DATA


NET ASSETS, END OF PERIOD (000 OMITTED)               $ 1,179,897   $ 485,898   $ 497,979   $ 477,044   $ 575,289   $
586,791

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .54% A, E     .57%        .58%        .56%        .57%        .60% A


RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     5.02% A       5.19%       5.44%       6.16%       5.78%       6.17% A


PORTFOLIO TURNOVER RATE                                28% A, F      17%         37%         29%         44%         32% A



A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD(S) SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D EFFECTIVE MARCH 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGERS (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan California Municipal Income (the fund) (formerly Fidelity California Municipal Income) is a fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, and market discount. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $98,917,887 and $67,589,355, respectively.
The market value of futures contracts opened and closed during the period amounted to $30,429,580 and $36,411,662, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $283,677 and $111,137, respectively.
For the period, the transfer agent fees were equivalent to an annualized rate of
 .10% of average net assets.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above a specified percentage of the funds average net assets. During the period, this expense limitation ranged from .55% to .53% of average net assets and the reimbursement reduced expenses by $29,254. Through December 31, 1999, FMR has agreed to limit the fund's total operating expenses to an annual rate of .53% of average net assets.
In addition, the fund has entered into an arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $3,577 and $2,880, respectively, under these arrangements.
6. SHARE TRANSACTIONS.
Share transactions were as follows:

                                 SHARES              DOLLARS             SHARES         DOLLARS

                                 SIX MONTHS ENDED    SIX MONTHS ENDED    YEAR ENDED     YEAR ENDED
                                 AUGUST 31,          AUGUST 31,          FEBRUARY 28,   FEBRUARY 28,

                                 1997                1997                1997           1997

SHARES SOLD                       6,056,595          $ 72,091,710         5,877,607     $ 68,032,151

ISSUED IN EXCHANGE FOR THE        33,067,158          398,128,585         -              -
NET ASSETS OF SPARTAN
CALIFORNIA MUNICIPAL
INCOME FUND

ISSUED IN EXCHANGE FOR THE        5,773,285           69,510,354          -              -
NET ASSETS OF SPARTAN
CALIFORNIA INTERMEDIATE
MUNICIPAL INCOME FUND

ISSUED IN EXCHANGE FOR THE        16,576,284          199,246,936         -              -
NET ASSETS OF FIDELITY
CALIFORNIA INSURED
MUNICIPAL INCOME FUND

REINVESTMENT OF DISTRIBUTIONS     922,938             10,961,709          1,542,356      17,866,882

SHARES REDEEMED
                                 (5,256,511)         (62,408,351)        (8,759,027)    (101,203,598)

NET INCREASE (DECREASE)           57,139,749         $ 687,530,943        (1,339,064)   $ (15,304,565)


7. MERGER INFORMATION.
On August 14, August 21, and August 28, 1997, the fund acquired all of the assets and assumed all of the liabilities of Spartan California Municipal Income Fund, Spartan California Intermediate Municipal Income Fund and Fidelity California Insured Municipal Income Fund (target funds), respectively. Each acquisition was approved by the shareholders of the target funds on August 4, 1997. Based on the opinion of fund counsel, each reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.
The fund's acquisition of Spartan California Municipal Income Fund was accomplished by an exchange of 33,067,158 shares of the fund for 36,795,617 shares of Fidelity California Municipal Income on August 14, 1997(each valued at $10.82). Spartan California Municipal Income Fund's net assets, including $21,268,440 of unrealized appreciation, were combined with the fund for total assets after the acquisition of $925,132,176.
The fund's acquisition of Spartan California Intermediate Municipal Income Fund was accomplished by an exchange of 5,773,285 shares of the fund for 6,889,034 shares of Fidelity California Municipal Income on August 21, 1997 (each valued at $10.09). Spartan California Intermediate Municipal Income Fund's net assets, including $2,672,432 of unrealized appreciation, were combined with the fund for total assets after the acquisition of $999,946,418.
7. MERGER INFORMATION - CONTINUED
The fund's acquisition of Fidelity California Insured Municipal Income Fund was accomplished by an exchange of 16,576,284 shares of the fund for 18,868,081 shares of Fidelity California Municipal Income on August 28, 1997 (each valued at $10.56). Fidelity California Insured Municipal Income Fund's net assets, including $9,712,838 of unrealized appreciation, were combined with the fund for total assets after the acquisition of $1,206,722,425.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President
Jonathan D. Short, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
* INDEPENDENT TRUSTEES
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
 and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774    (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE